TAXATION	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
TAXATION
TAXATION

The components of income tax (credit)/expense are as follows:

(in thousands of $)	2014	2013	2012
Current tax expense (credit):
U.K.	852	(373)	1,888
Indonesia	544	5,047	7,395
Brazil	1,136	779	1,055
Kuwait	1,945	—	—
Total current tax expense	4,477	5,453	10,338
Deferred tax income:
Indonesia	(9,524)	—	—
Amortization of deferred tax benefit on intra-group transfer (Note 2)	—	—	(912)
Total income tax (credit) expense	(5,047)	5,453	9,426

The income taxes for the years ended December 31, 2014, 2013 and 2012 differed from the amount computed by applying the Marshall Islands statutory income tax rate of 0% as follows:

	Year ended December 31,
(In thousands of $)	2014	2013	2012
Income taxes at statutory rate	—	—	—
Effect of carved-out deferred tax benefit on intra-group transfer	—	—	(912)
Effect of change on uncertain tax positions relating to prior year	(5,042)	—	—
Effect of recognition of previously unrecognized deferred tax asset	(9,524)	—	—
Effect of taxable income in various countries	9,519	5,453	10,338
Total tax (credit) expense	(5,047)	5,453	9,426

United States

Pursuant to the Internal Revenue Code of the United States (the “Code”), U.S. source income from the international operations of ships is generally exempt from U.S. tax if the company operating the ships meets certain requirements. Among other things, in order to qualify for this exemption, the company operating the ships must be incorporated in a country which grants an equivalent exemption from income taxes to U.S. citizens and U.S. corporations and must be more than 50% owned by individuals who are residents, as defined, in such country or another foreign country that grants an equivalent exemption to U.S. citizens and U.S. corporations. Our management believes that we satisfied these requirements and therefore by virtue of the above provisions, we were not subject to tax on its U.S. source income.

United Kingdom

Current taxation charge of $0.9 million, credit of $0.4 million and charge of $1.9 million for the years ended December 31, 2014, 2013 and 2012, respectively, relates to taxation of the operations of our United Kingdom subsidiaries. Taxable revenues in the United Kingdom are generated by our UK subsidiary companies and are comprised of revenues from the operation of five of our vessels. The statutory tax rate in the United Kingdom as of December 31, 2014 was 21% and will be reduced to 20% with effect from 1 April 2015.

We record deferred income taxes to reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. We did not have any deferred tax assets at December 31, 2014 or 2013.

Brazil

Current taxation charges of $1.1 million, $0.8 million and $1.1 million for the years ended December 31, 2014, 2013 and 2012, respectively, refer to taxation levied on the operations of our Brazilian subsidiary.

Indonesia

Current taxation charges of $0.5 million, $5.0 million and $7.4 million for the years ended December 31, 2014, 2013 and 2012, respectively, refer to taxation levied on the operations of our Indonesian subsidiary. However, the tax exposure in Indonesia is intended to be mitigated by revenue due under the time charter. This tax element of the time charter rate was established at the beginning of the time charter, and shall be adjusted only where there is a change in Indonesian tax laws or the invalidity of certain stipulated tax assumptions.

We record deferred income taxes to reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The net tax benefit for the year ended December 31, 2014 principally related to the recognition of certain historical tax positions related to foreign tax net operating losses that due to previous uncertainty as to realization, were not recognized until the current year. The historical foreign net operating losses relating to these positions recognized in the year ended December 31, 2014 was $9.5 million.

Kuwait

Current taxation charges of $1.9 million, $nil and $nil for the years ended December 31, 2014, 2013 and 2012, respectively, relates to taxation levied on our Marshall Island operating company which is deemed a tax resident in Kuwait in connection with our charter with KNPC.

Other jurisdictions

No tax has been levied on income derived from our subsidiaries registered in the Marshall Islands, Liberia and the British Virgin Islands.

The following table summarizes the earliest tax year that remain subject to examination by the major taxable jurisdictions in which we operate:

Jurisdiction	Earliest
U.K.	2011
Brazil	2009
Indonesia	2013
Kuwait	2014

Interest and penalties charged to "Income taxes" on our statement of operations amounted to $0.3 million, $0.8 million and $nil for the years ended December 31, 2014, 2013 and 2012 respectively.

Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. The net deferred tax assets (liabilities) consist of the following:

(in thousands of $)	2014	2013
Net operating loss carried forward	9,524	6,070
Gross deferred tax asset	9,524	6,070
Valuation allowance	—	(6,070)
Deferred tax assets, net	9,524	—

Net deferred taxes are classified as follows:

(in thousands of $)	2014	2013
Short-term deferred tax asset	3,085	—
Long-term deferred tax asset	6,439	—
Net deferred tax	9,524	—

As of December 31, 2014, deferred tax assets related to net operating loss ("NOL") carryforwards was $38.1 million, which can be used to offset future taxable income. NOL carryforwards were generated from our Indonesian subsidiary, which includes $1.6 million that will not expire until 2017 and $7.9 million that will expire in 2018, if not utilized.

A reconciliation of deferred tax assets, net, is shown below:

(in thousands of $)	2014	2013	2012
Balance at January 1	—	—	—
Additions for tax positions of prior years	13,920	6,070	—
Release of deferred tax asset	(4,396)	—	—
Movement in valuation allowance	—	(6,070)	—
Balance at December 31	9,524	—	—

Deferred tax assets, gross relate to net operating losses carried forward for the NR Satu. The deferred tax asset as of December 31, 2014 solely related to the recognition of certain historical tax positions related to foreign tax net operating losses that due to previous uncertainty as to realization, were not recognized until the current year. Deferred tax assets of $9.5 million, $nil and $nil were recognized in our consolidated and combined carve-out statements of operations for the years ended December 31, 2014, 2013 and 2012, respectively.

There are no potential deferred tax liabilities arising on undistributed earnings within the Partnership. This is because either: (i) no tax would arise on distribution, or (ii) in the case of PTGI, the Partnership intends to utilise surplus earnings to reduce borrowings, as opposed to making any distribution.

Expiry of net operating losses carried forward relating to the NR Satu is as follows:

(in thousands of $)	Amount	Date of expiry
Net operating losses in 2012	6,335	2017
Net operating losses in 2013	31,761	2018

Uncertainty in tax positions

The Partnership’s Indonesian subsidiary which owns the NR Satu, is a party to an on-going tax examination by the Indonesian tax authorities with regard to its reported taxable operating losses for the year ended December 31, 2013. A tax examination with regard to its 2012 tax returns was concluded in September 2014. Following completion of the tax examination of the 2012 tax returns, we recognized deferred tax assets of $9.5 million for the year ended December 31, 2014.

As of December 31, 2014, $5.3 million of foreign tax operating losses were not recognized due to uncertainty of realization.